Offerings	Sep. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.409% Notes due 2034
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,800
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants initially deferred payment of all of the registration fee for the registration statement on Form
S-3
(Registration Statement Nos.
333-270664
and
333-270664-01),
filed with the Securities and Exchange Commission (the “SEC”) on March 17, 2023, as amended by a post-effective amendment no. 1 (Registration Statement Nos.
333-270664,
333-270664-01,
333-270664-02,
333-270664-03,
333-270664-04
and
333-270664-05),
filed with the SEC on September 3, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.409% Notes due 2034 of Americold Realty Operating Partnership, L.P.
Amount of Registration Fee	$ 0
Offering Note
(2)
Americold Realty Trust, Inc., Americold Realty Operations, Inc., Americold Australian Holdings Pty Ltd, Icecap Properties NZ Limited and Nova Cold Logistics ULC will, jointly and severally, fully and unconditionally guarantee the payment of principal of, and premium (if any) and interest on, the 5.409% Notes due 2034 of Americold Realty Operating Partnership, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is required to paid in respect of the guarantees. The guarantees will not be traded separately.